Additional Information - Condensed Financial Statements (Condensed Statements of Operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Shanda Games [Member] USD ($)	Dec. 31, 2012 Shanda Games [Member] CNY	Dec. 31, 2011 Shanda Games [Member] CNY	Dec. 31, 2010 Shanda Games [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Net revenues	$ 751,536	4,682,145	5,281,896	4,504,708	$ 0	0	0	0
Cost of revenues	(274,699)	(1,711,403)	(2,055,951)	(1,837,182)	0	0	0	0
Gross Profit	476,837	2,970,742	3,225,945	2,667,526	0	0	0	0
Operating expenses:
Product development	(105,727)	(658,689)	(694,329)	(465,793)	0	0	0	0
Sales and marketing					0	0	0	0
General and administrative	(54,169)	(337,480)	(447,333)	(367,029)	(5,037)	(31,379)	(88,940)	(105,185)
Total operating expenses	(255,615)	(1,592,505)	(1,751,907)	(1,334,631)	(5,037)	(31,379)	(88,940)	(105,185)
Loss from operations	221,222	1,378,237	1,474,038	1,332,895	(5,037)	(31,379)	(88,940)	(105,185)
Interest income					4,515	28,128	5,103	1,540
Interest expense					(21,549)	(134,253)	(13,610)	(10,915)
Other income(expenses)	14,629	91,137	194,250	226,923	(8)	(45)	(405)	294
Income tax expenses	(67,216)	(418,762)	(485,278)	(300,352)	0	0	0	0
Equity in profit of subsidiaries					200,796	1,250,979	1,362,726	1,403,087
Net income	$ 178,717	1,113,430	1,264,874	1,288,821	$ 178,717	1,113,430	1,264,874	1,288,821